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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549



                                   FORM N-Q


            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


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
                                    Investment Company Act file number 811-21133
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                           Clarion Investment Trust
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
               (Exact name of registrant as specified in charter)

               230 Park Avenue, New
                     York, NY                     10169
               (Address of principal
                executive offices)             (Zip code)



                                 Daniel Heflin
                           Clarion Investment Trust
                                230 Park Avenue
                              New York, NY 10169
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
                    (Name and address of agent for service)


Registrant's telephone number, including area code: 1-212-883-2500


Date of fiscal year end: October 31, 2007


Date of reporting period: July 31, 2007


   Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

   A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

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Item 1. Schedule of Investments.

   Attached hereto.

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CLARION INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS
July 31, 2007 (unaudited)

                                                                                           Principal
                                                                                            Amount          Value
                                                                                           ---------- -----------
COMMERCIAL MORTGAGE-BACKED SECURITIES (56.42%)
CS First Boston Mortgage Securities Corp........................ 6.000% due 07/15/2035 (a) $4,479,000 $ 3,858,197(c)
CS First Boston Mortgage Securities Corp........................ 4.947% due 12/15/2040 (a)  4,500,000   3,163,536(d)
LB UBS Commercial Mortgage Trust................................ 5.224% due 07/15/2037 (a)  3,618,000   2,767,064
Wachovia Bank Commercial Mortgage Trust......................... 5.382% due 10/15/2035 (a)  3,500,000   2,748,732
American Home Mortgage Assets................................... 5.710% due 03/25/2047      3,000,000   2,723,385
Credit Suisse Mortgage Capital Certificates..................... 5.192% due 01/15/2049 (a)  4,000,000   2,540,468(d)
CS First Boston Mortgage Securities Corp........................ 5.226% due 12/15/2036 (a)  3,000,000   2,457,069(d)
GE Capital Commercial Mortgage Corp............................. 5.626% due 12/10/2049 (a)  3,000,000   2,429,064(d)
Ansonia CDO Ltd................................................. 6.393% due 10/25/2056 (a)  2,500,000   2,332,533(d)
Wachovia Bank Commercial Mortgage Trust......................... 4.932% due 04/15/2035 (a)  3,020,000   2,305,462(d)
Wachovia Bank Commercial Mortgage Trust......................... 6.520% due 10/15/2017 (a)  2,000,000   1,985,974
Washington Mutual Alternative Mortgage Pass-Through Certificates 5.710% due 01/25/2047      2,000,245   1,905,247
J.P. Morgan Chase Commercial Mortgage Securities Corp........... 5.209% due 01/15/2042 (a)  2,074,000   1,902,652(d)
GS Mortgage Securities Corp. II................................. 5.700% due 12/20/2049 (a)  2,000,000   1,865,704
J.P. Morgan Chase Commercial Mortgage Securities Corp........... 5.779% due 05/15/2045 (a)  2,000,000   1,862,406
Wachovia Bank Commercial Mortgage Trust......................... 5.409% due 07/15/2041 (a)  2,000,000   1,812,912
GS Mortgage Securities Corp. II................................. 4.845% due 10/10/2028 (a)  2,000,000   1,811,328(d)
CS First Boston Mortgage Securities Corp........................ 5.789% due 07/15/2036 (a)  2,000,000   1,750,254
GE Capital Commercial Mortgage Corp............................. 5.564% due 03/10/2040 (a)  2,000,000   1,727,422(d)
J.P. Morgan Chase Commercial Mortgage Securities Corp........... 5.466% due 06/12/2041 (a)  2,000,000   1,712,734(d)
GS Mortgage Securities Corp. II................................. 5.232% due 04/10/2038 (a)  2,500,000   1,652,833(d)
Citicorp Residential Mortgage Securities, Inc................... 5.702% due 03/25/2037      1,712,000   1,626,400
Wachovia Bank Commercial Mortgage Trust......................... 5.966% due 04/15/2047 (a)  2,000,000   1,560,110
Greenwich Capital Commercial Funding Corp....................... 5.939% due 03/17/2051 (a)  1,500,000   1,420,254
J.P. Morgan Chase Commercial Mortgage Securities Corp........... 5.313% due 08/15/2042 (a)  1,500,000   1,262,186
J.P. Morgan Chase Commercial Mortgage Securities Corp........... 5.946% due 05/15/2047 (a)  1,500,000   1,217,579(d)
BXG Receivables Note Trust...................................... 4.445% due 07/01/2019 (a)  1,216,930   1,186,020
Wachovia Bank Commercial Mortgage Trust......................... 5.929% due 06/15/2049 (a)  1,500,000   1,144,770
GS Mortgage Securities Corp. II................................. 5.993% due 08/10/2045 (a)  1,400,000   1,085,025
LB UBS Commercial Mortgage Trust................................ 5.250% due 04/15/2037 (a)  1,120,000   1,027,229
CVS Lease Pass Through.......................................... 6.036% due 12/10/2028 (a)    987,462     923,968
LB UBS Commercial Mortgage Trust................................ 4.647% due 12/15/2036      1,000,000     927,969(d)
Prudential Securities Secured Financing Corp.................... 7.193% due 06/16/2031        878,510     893,796
Bear Stearns Commercial Mortgage Securities..................... 5.628% due 12/11/2038 (a)  1,000,000     850,742(d)
Wachovia Bank Commercial Mortgage Trust......................... 5.471% due 04/15/2042 (a)  1,000,000     849,770
GE Capital Commercial Mortgage Corp............................. 5.371% due 06/10/2048 (a)  1,000,000     814,336(d)
Commercial Mortgage Pass-Through Certificates................... 5.782% due 12/10/2046 (a)  1,000,000     808,594
J.P. Morgan Chase Commercial Mortgage Securities Corp........... 5.457% due 01/12/2039 (a)  1,000,000     790,625(d)
LB Commercial Conduit Mortgage Trust............................ 6.134% due 07/15/2044 (a)  1,000,000     786,336
Ansonia CDO Ltd................................................. 7.149% due 07/28/2046 (a)  1,000,000     770,720(d)
PNC Mortgage Acceptance Corp.................................... 7.100% due 12/10/2032 (a)    500,000     498,688
J.P. Morgan Chase Commercial Mortgage Securities Corp........... 5.802% due 07/15/2041 (a)    500,000     411,465
J.P. Morgan Chase Commercial Mortgage Securities Corp........... 5.056% due 07/12/2035 (a)  3,118,397         371(c)(d)
                                                                                                      -----------
   Total Commercial Mortgage-Backed Securities
     (Cost $74,737,127).........................................                                       68,171,929
                                                                                                      -----------

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CLARION INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS
July 31, 2007 (unaudited)

                                                                                   Principal
                                                                                    Amount         Value
                                                                                   ---------- ------------
CORPORATE BONDS (14.64%)
Prologis.................................................    5.250% due 11/15/2010 $2,150,000 $  2,135,864
Mack-Cali Realty LP......................................    7.750% due 02/15/2011  2,000,000    2,128,528
Prologis.................................................    7.810% due 02/01/2015  1,500,000    1,622,880
Duke Realty LP...........................................    5.625% due 08/15/2011  1,500,000    1,500,348
ERP Operating LP.........................................    5.375% due 08/01/2016  1,100,000    1,046,100
AMB Property LP..........................................    5.900% due 08/15/2013  1,000,000    1,005,413
DR Horton, Inc...........................................    4.875% due 01/15/2010    940,000      890,044
ERP Operating LP.........................................    7.125% due 10/15/2017    795,000      848,424
Federal Realty Investment Trust..........................    5.400% due 12/01/2013    750,000      732,923
UDR, Inc.................................................    5.500% due 04/01/2014    750,000      721,829
Meritage Homes Corp......................................    7.000% due 05/01/2014    785,000      651,550
Mylan Laboratories, Inc..................................    5.750% due 08/15/2010    650,000      635,375
AMB Property LP..........................................    8.000% due 11/01/2010    500,000      536,046
Steelcase, Inc...........................................    6.500% due 08/15/2011    500,000      511,513
CVS Caremark Corp........................................    5.750% due 08/15/2011    500,000      501,590
Ventas Capital Corp......................................    6.750% due 06/01/2010    500,000      493,750
DR Horton, Inc...........................................    6.000% due 04/15/2011    500,000      478,865
Simon Property Group LP..................................    7.375% due 06/15/2018    425,000      466,839
DR Horton, Inc...........................................    5.875% due 07/01/2013    365,000      334,522
Highwoods Properties, Inc................................ 5.85% due 03/15/2017 (a)    300,000      289,072
Autonation, Inc..........................................    7.000% due 04/15/2014    175,000      163,625
                                                                                              ------------
   Total Corporate Bonds
     (Cost $18,134,536)..................................                                       17,695,100
                                                                                              ------------
MORTGAGE-BACKED SECURITIES (1.81%)
Federal Home Loan Mortgage Corporation...................    5.500% due 03/01/2023    706,644      692,243
Federal National Mortgage Association....................    5.500% due 10/01/2032    687,341      667,264
Federal National Mortgage Association....................    5.000% due 05/01/2018    619,431      603,673
Federal Home Loan Mortgage Corporation...................    6.000% due 11/01/2032    226,239      225,727
                                                                                              ------------
   Total Mortgage-Backed Securities
     (Cost $2,292,142)...................................                                        2,188,907
                                                                                              ------------
UNITED STATES GOVERNMENT AGENCIES & OBLIGATIONS
  (4.83%)
Government National Mortgage Association.................    3.110% due 01/16/2019  1,175,676    1,134,344
Government National Mortgage Association.................    5.461% due 11/16/2045  1,255,571   1,081,852 (d)
Government National Mortgage Association.................    5.373% due 09/16/2044  1,233,192   1,078,031 (d)
Government National Mortgage Association.................    5.048% due 01/16/2045  1,240,157   1,016,977 (d)
Government National Mortgage Association.................    5.468% due 03/16/2046    613,794     516,666 (d)
Government National Mortgage Association.................    5.569% due 03/16/2044    598,789     516,198 (d)
Government National Mortgage Association.................    5.139% due 11/16/2045    610,744     492,221 (d)
                                                                                              ------------
   Total United States Government Agencies & Obligations
     (Cost $6,349,384)...................................                                        5,836,289
                                                                                              ------------
TOTAL SECURITIES (77.70%)
  (Cost $101,513,189) (b)                                                                       93,892,225
                                                                                              ------------
OTHER ASSETS, NET OF LIABILITIES (22.30%)                                                       26,941,497
                                                                                              ------------
NET ASSETS (100.00%)                                                                          $120,833,722
                                                                                              ============

(a)144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities at July 31, 2007 was $60,384,205 or 49.97% of net assets.

(b)The cost for federal income tax purposes was $101,513,189. At July 31, 2007 net unrealized depreciation for all securities based on tax cost was $7,620,964. This consisted of aggregate gross unrealized appreciation for all securities of $1,770,624 and aggregate gross unrealized depreciation for all securities of $9,391,588.

(c)Illiquid security.

(d)Fair valued security.

Swap agreements outstanding at July 31, 2007:

                                                                                       Notional    Unrealized
Type                                                                                    Amount    Appreciation
----                                                                                  ----------- ------------
Pay a fixed rate equal to 4.474% and receive floating rate based on 3 Month USD-LIBOR
  Counterparty: Deutsche Bank Effective date 05/26/05, Exp. 05/26/15................. $10,000,000   $616,080
Pay a fixed rate equal to 4.883% and receive floating rate based on 3 Month USD-LIBOR
  Counterparty: Deutsche Bank Effective date 12/29/05, Exp. 12/29/15.................  10,000,000    380,134
                                                                                                    --------
Total................................................................................               $996,214
                                                                                                    ========

Item 2. Controls and Procedures.

    (a)The President and Chief Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

    (b)There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 3. Exhibits.

   A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below:
Attached hereto.

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                                  SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Clarion
Investment Trust

By: /s/ Daniel Heflin
    --------------------------
    Daniel Heflin
    President and Chief
    Executive Officer

Date: September 28, 2007

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Daniel Heflin
    --------------------------
    Daniel Heflin
    President and Chief
    Executive Officer

Date: September 28, 2007

By: /s/ Jerry Chang
    --------------------------
    Jerry Chang
    Chief Financial Officer

Date: September 28, 2007